RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9: RELATED PARTY TRANSACTIONS

Equity transactions with related parties are described in Note 7.

From time to time we have borrowed operating funds from Mr. Mark Lucky, our Chief Executive Officer and from certain Directors, for working capital. The advances were payable upon demand and were interest free. At December 31, 2021 there was $0 outstanding of such advances made to the Company.

NOTE 10: RELATED PARTY TRANSACTIONS

Equity transactions with related parties are described in Note 7.

From time to time we have borrowed operating funds from Mr. Mark Lucky, our Chief Executive Officer and from certain Directors, for working capital. The advances were payable upon demand and were interest free. During year ended June 30, 2021 Mr. Lucky advanced $40,340 to the Company. $0 in advances remain outstanding as of June 30, 2021. Mr. Lucky is owed $1,451 for out-of-pocket expenses as of June 30, 2021, which is included on the balance sheet in Accounts payable and accrued expenses.